Income Tax Expense - Deferred Tax Assets That Have Not Been Recognized (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of temporary difference, unused tax losses and unused tax credits [Abstract]
Unutilized tax losses	¥ 479,410	$ 75,743	¥ 515,207
Unutilized capital allowances and investment allowances	107,266	16,947	106,781
Other unrecognized temporary differences relating to provisions and deferred grants	230,269	36,381	224,087
Deferred tax assets have not been recognised	¥ 816,945	$ 129,071	¥ 846,075